10-Q CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN MEZZANINE AND STOCKHOLDERS' DEFICIT - USD ($)	Total	Seed Preferred	Seed-1 Preferred	Seed-2 Preferred	Seed Preferred Stock Seed Preferred	Seed Preferred Stock Seed-1 Preferred	Seed Preferred Stock Seed-2 Preferred	Common	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Additional Paid-in Capital
Beginning balance (in shares) at Dec. 31, 2020		983,734,155	0	0
Beginning balance at Dec. 31, 2020	$ 11,606,147	$ 983,734	$ 0	$ 0								$ 10,622,413
Increase (Decrease) in Temporary Equity [Roll Forward]
Shares issued in connection with warrant exercises (in shares)		307,625,953	210,977,985
Shares issued in connection with warrant exercises	9,309,775	$ 307,626										9,002,149
Ending balance (in shares) at Dec. 31, 2021		1,291,360,108	210,977,985	597,604,267	1,291,360,108	210,977,985	597,604,267
Ending balance at Dec. 31, 2021	24,166,212	$ 1,291,360	$ 210,978	$ 597,604	$ 1,291,360	$ 210,978	$ 597,604					22,066,270
Beginning balance (in shares) at Dec. 31, 2020								77,943,679
Beginning balance at Dec. 31, 2020	(16,577,734)							$ 7,794	$ 305,667	$ (16,890,913)	$ (282)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued for common stock (in shares)								140,067,000
Shares issued for common stock	575,633							$ 14,007	561,626
Stock-based compensation	4,430,508								4,430,508
Net income (loss)	$ (35,753,239)									(35,753,239)
Ending balance (in shares) at Dec. 31, 2021	217,588,804							217,588,804
Ending balance at Dec. 31, 2021	$ (47,326,520)							$ 21,759	5,296,155	(52,644,152)	(282)
Ending balance (in shares) at Mar. 31, 2022					1,291,360,108	210,977,985	597,604,267
Ending balance at Mar. 31, 2022	24,166,212				$ 1,291,360	$ 210,978	$ 597,604					22,066,270
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued for common stock (in shares)								7,261,459
Shares issued for common stock	2,347							$ 726	1,621
Stock-based compensation	138,007								138,007
Net income (loss)	(7,937,071)									(7,937,071)
Ending balance (in shares) at Mar. 31, 2022								224,850,263
Ending balance at Mar. 31, 2022	(55,123,237)							$ 22,485	5,435,783	(60,581,223)	(282)
Beginning balance (in shares) at Dec. 31, 2021		1,291,360,108	210,977,985	597,604,267	1,291,360,108	210,977,985	597,604,267
Beginning balance at Dec. 31, 2021	24,166,212	$ 1,291,360	$ 210,978	$ 597,604	$ 1,291,360	$ 210,978	$ 597,604					22,066,270
Increase (Decrease) in Temporary Equity [Roll Forward]
Shares issued in connection with warrant exercises (in shares)		80,792,496			80,792,496
Shares issued in connection with warrant exercises	10,625,991	$ 10,625,991			$ 80,792							10,545,199
Ending balance (in shares) at Jun. 30, 2022					1,372,152,604	210,977,985	597,604,267
Ending balance at Jun. 30, 2022	$ 34,792,203				$ 1,372,152	$ 210,978	$ 597,604					32,611,469
Beginning balance (in shares) at Dec. 31, 2021	217,588,804							217,588,804
Beginning balance at Dec. 31, 2021	$ (47,326,520)							$ 21,759	5,296,155	(52,644,152)	(282)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(34,300,623)
Ending balance (in shares) at Jun. 30, 2022								229,850,263
Ending balance at Jun. 30, 2022	(81,134,834)							$ 22,985	5,787,238	(86,944,775)	(282)
Beginning balance (in shares) at Dec. 31, 2021		1,291,360,108	210,977,985	597,604,267	1,291,360,108	210,977,985	597,604,267
Beginning balance at Dec. 31, 2021	24,166,212	$ 1,291,360	$ 210,978	$ 597,604	$ 1,291,360	$ 210,978	$ 597,604					22,066,270
Increase (Decrease) in Temporary Equity [Roll Forward]
Shares issued in connection with warrant exercises (in shares)		80,792,496
Shares issued in connection with warrant exercises	10,625,991	$ 80,792										10,545,199
Ending balance (in shares) at Dec. 31, 2022		1,372,152,604	210,977,985	597,604,267	1,372,152,604	210,977,985	597,604,267
Ending balance at Dec. 31, 2022	$ 34,792,203	$ 1,372,152	$ 210,978	$ 597,604	$ 1,372,152	$ 210,978	$ 597,604					32,611,469
Beginning balance (in shares) at Dec. 31, 2021	217,588,804							217,588,804
Beginning balance at Dec. 31, 2021	$ (47,326,520)							$ 21,759	5,296,155	(52,644,152)	(282)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued for common stock (in shares)								24,713,199
Shares issued for common stock	92,309							$ 2,471	89,838
Stock-based compensation	2,300,619								2,300,619
Net income (loss)	$ (52,349,259)									(52,349,259)
Ending balance (in shares) at Dec. 31, 2022	242,302,003							242,302,003
Ending balance at Dec. 31, 2022	$ (97,282,851)							$ 24,230	7,686,612	(104,993,411)	(282)
Beginning balance (in shares) at Mar. 31, 2022					1,291,360,108	210,977,985	597,604,267
Beginning balance at Mar. 31, 2022	24,166,212				$ 1,291,360	$ 210,978	$ 597,604					22,066,270
Increase (Decrease) in Temporary Equity [Roll Forward]
Shares issued in connection with warrant exercises (in shares)		80,792,496			80,792,496
Shares issued in connection with warrant exercises	10,625,991	$ 10,625,991			$ 80,792							10,545,199
Ending balance (in shares) at Jun. 30, 2022					1,372,152,604	210,977,985	597,604,267
Ending balance at Jun. 30, 2022	34,792,203				$ 1,372,152	$ 210,978	$ 597,604					32,611,469
Beginning balance (in shares) at Mar. 31, 2022								224,850,263
Beginning balance at Mar. 31, 2022	(55,123,237)							$ 22,485	5,435,783	(60,581,223)	(282)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued for common stock (in shares)								5,000,000
Shares issued for common stock	12,134							$ 500	11,634
Stock-based compensation	339,821								339,821
Net income (loss)	(26,363,552)									(26,363,552)
Ending balance (in shares) at Jun. 30, 2022								229,850,263
Ending balance at Jun. 30, 2022	(81,134,834)							$ 22,985	5,787,238	(86,944,775)	(282)
Beginning balance (in shares) at Dec. 31, 2022		1,372,152,604	210,977,985	597,604,267	1,372,152,604	210,977,985	597,604,267
Beginning balance at Dec. 31, 2022	$ 34,792,203	$ 1,372,152	$ 210,978	$ 597,604	$ 1,372,152	$ 210,978	$ 597,604					32,611,469
Beginning balance (in shares) at Dec. 31, 2022	242,302,003							242,302,003
Beginning balance at Dec. 31, 2022	$ (97,282,851)							$ 24,230	7,686,612	(104,993,411)	(282)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued for common stock (in shares)								1,618,333
Shares issued for common stock	26,340							$ 162	26,178
Stock-based compensation	1,515,816								1,515,816
Net income (loss)	(10,032,916)									(10,032,916)
Ending balance (in shares) at Mar. 31, 2023								243,920,336
Ending balance at Mar. 31, 2023	(105,773,611)							$ 24,392	9,228,606	(115,026,327)	(282)
Beginning balance (in shares) at Dec. 31, 2022		1,372,152,604	210,977,985	597,604,267	1,372,152,604	210,977,985	597,604,267
Beginning balance at Dec. 31, 2022	34,792,203	$ 1,372,152	$ 210,978	$ 597,604	$ 1,372,152	$ 210,978	$ 597,604					32,611,469
Increase (Decrease) in Temporary Equity [Roll Forward]
Shares issued in connection with warrant exercises (in shares)					80,792,496
Shares issued in connection with warrant exercises	10,625,991				$ 80,792							10,545,199
Ending balance (in shares) at Jun. 30, 2023		1,372,152,604	210,977,985	597,604,267	1,372,152,604	210,977,985	597,604,267
Ending balance at Jun. 30, 2023	$ 34,792,203				$ 1,372,152	$ 210,978	$ 597,604					32,611,469
Beginning balance (in shares) at Dec. 31, 2022	242,302,003							242,302,003
Beginning balance at Dec. 31, 2022	$ (97,282,851)							$ 24,230	7,686,612	(104,993,411)	(282)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	$ 6,488,627
Ending balance (in shares) at Jun. 30, 2023	591,760,547							591,760,547
Ending balance at Jun. 30, 2023	$ (73,611,110)							$ 59,176	24,834,780	(98,504,784)	(282)
Ending balance (in shares) at Jun. 30, 2023		1,372,152,604	210,977,985	597,604,267	1,372,152,604	210,977,985	597,604,267
Ending balance at Jun. 30, 2023	34,792,203				$ 1,372,152	$ 210,978	$ 597,604					$ 32,611,469
Beginning balance (in shares) at Mar. 31, 2023								243,920,336
Beginning balance at Mar. 31, 2023	(105,773,611)							$ 24,392	9,228,606	(115,026,327)	(282)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued for common stock (in shares)								347,840,211
Shares issued for common stock	14,360,522							$ 34,784	14,325,738
Stock-based compensation	1,280,436								1,280,436
Net income (loss)	$ 16,521,543									16,521,543
Ending balance (in shares) at Jun. 30, 2023	591,760,547							591,760,547
Ending balance at Jun. 30, 2023	$ (73,611,110)							$ 59,176	$ 24,834,780	$ (98,504,784)	$ (282)